UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

(a)	Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRIGX International Value Equity
Fund –
.
PAIGX International Value Equity
Fund–
.
Advisor  Class
RRIGX International Value Equity
Fund–
.
R  Class
TRTIX International Value Equity
Fund–
.
I  Class
TROZX International Value Equity
Fund–
.
Z Class

T. ROWE PRICE International Value Equity Fund
HIGHLIGHTS
International stocks fell in the year ended October 31, 2022, as soaring inflation, hawkish central banks, and a growing energy crisis in Europe increased the risk of a global economic downturn.
The International Value Equity Fund declined over its fiscal year but outperformed the MSCI EAFE Index Net.
We maintained the fund’s bias toward cyclical sectors, such as financials and energy, where we believed that valuations were the most compelling, though we pared our cyclical exposure in a few areas following strong performance.
Concerns about slowing growth and a possible recession picked up in 2022 and will likely weigh on financial markets into next year. However, the pullback has created opportunities for fundamentals-focused investors to purchase quality businesses trading at valuations that we believe more than discount a recession.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE International Value Equity Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE International Value Equity Fund

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Value Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The International Value Equity Fund returned -20.35% in the 12 months ended October 31, 2022. The fund outperformed the MSCI EAFE Index Net, which returned -23.00%, but underperformed the Lipper International Multi-
Cap Value Funds Average, which returned -19.92%. (Returns for the Advisor,
R, I, and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The industrials and business
services sector contributed
the most to returns after
Russia’s invasion of Ukraine
in February spurred a rally
in several aerospace and
defense industry holdings.
French defense company
Thales, French fighter jet
manufacturer Dassault
Aviation, and Italian
aerospace and defense group
Leonardo all recorded large
gains as the conflict raised
expectations that European
governments would ramp up
defense spending. Consumer staples stocks helped performance, largely driven by our position in UK tobacco company Imperial Brands, whose shares rallied after it reported solid first-half earnings in May and a significant share buyback program in October. The maker of Gauloises cigarettes is in the midst of a five-
year turnaround plan announced in 2021 and has spent this year investing in tobacco and smoking alternatives. Information technology also added value
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
International Value Equity
Fund –
.
-11.27% -20.35%
International Value Equity
Fund–
.
Advisor  Class -11.40 -20.50
International Value Equity
Fund–
.
R  Class -11.48 -20.69
International Value Equity
Fund–
.
I  Class -11.21 -20.18
International Value Equity
Fund–
.
Z  Class -10.88 -19.63
MSCI EAFE Index Net -12.70 -23.00
Lipper International Multi-
Cap Value Funds Average -12.14 -19.92

T. ROWE PRICE International Value Equity Fund

owing to our sizable underweight to the sector, the biggest decliner in our benchmark, as rising interest rates led investors to retreat from highly valued tech stocks. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Two sectors detracted from relative performance over our fiscal year. The consumer discretionary sector weighed the most on relative returns due to unfavorable stock selection. Our positions in ASOS and Boohoo, two UK-based youth-focused online fashion retailers, hurt performance as each grappled with headwinds including supply disruptions, rising inflation, and a return to in-store shopping, which led to weaker growth expectations following a pandemic-driven online sales boom in 2021. We pared our positions in both companies in our fiscal year’s second half. Energy stocks also detracted, chiefly due to our holding in Russia’s state energy producer Gazprom, which we purchased shortly before Russia’s incursion into Ukraine. Gazprom shares subsequently plunged after Western governments imposed sanctions on
Moscow and global index companies removed Russian securities from their benchmarks. As a result, T. Rowe Price revalued its positions in Russian stocks to a price that was effectively zero.
How is the fund positioned?
Sector positioning is primarily driven by bottom-up stock selection based on fundamental research performed by T. Rowe Price’s global equity analyst team.
The steep declines in international stock markets over our reporting period created a favorable environment for bottom-up investors to identify attractively valued stocks. We maintained the fund’s bias toward cyclical sectors, such as financials and energy, where we believed that valuations were the most compelling, though we pared our cyclical exposure in a few areas following strong performance. We also added to select defensive-leaning names that we believed would be resilient performers in an uncertain environment.
Our allocation to financials, the largest sector on an absolute basis, increased in our fiscal year’s second half as we started positions in AIA and Prudential, which is now wholly focused on its strong Asia franchise. We recently purchased Hong Kong-based AIA after Chinese stocks sold off in October, when the conclusion of China’s twice-a-decade Communist Party Congress raised worries about the prospects for private enterprise in the country. Despite the increased risk of unfavorable industry regulation in China, we believe that
AIA has strong growth drivers elsewhere in Asia and that its business will pick up as China relaxes its strict coronavirus curbs, something that many analysts expect will happen in the near term. In the spring, we purchased UK-based

T. ROWE PRICE International Value Equity Fund

Prudential, a more recent entrant to Asia after the company shed its UK and
U.S. insurance businesses. We regard AIA and Prudential as the preeminent life insurers in Asia and think that both are positioned for strong, long-term growth as insurance demand continues to rise across the region.
Our exposure to industrials and business services, the fund’s second-largest sector in absolute terms, remained broadly unchanged over the past six months.
Noteworthy trades in our fiscal second half included reducing our position in French defense contractor Thales on strength to add to companies that we deemed to have better risk/reward trade-offs. Investor concerns over Germany's exposure to Russian gas drove significant weakness in that country's market. In several cases, this created opportunities to buy strong (and often internationally diversified) German chemicals companies at attractive valuations. We initiated a position in Brenntag, a German chemicals distributor that our research revealed to be a high-quality, cash-generative business operating in a defensive industry. We also added to our position in Deutsche Post, operator of the DHL
Express shipping business, as we believed that the market underestimated the company’s potential for improved margins and returns.
Health care remained the
third-largest sector in
absolute terms. In the past
six months, we increased
our stake in Dutch health
care group Philips, whose
shares fell sharply as supply
chain problems and rising
inflation led its management
to repeatedly cut its financial
guidance this year. The
profit warnings added to
worries about the company’s
legal liability arising from
a 2021 mass recall of
devices to treat sleep apnea.
Despite these challenges,
we think that Philips’
fundamental strengths—
including a refocused
consumer portfolio, durable
organic sales growth, and
improving margins—are
underappreciated by the market and that its execution will improve under
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/22 10/31/22
Financials 21.1% 23.7%
Industrials and Business
Services 14.1  14.3
Health Care 14.8  14.1
Consumer Discretionary 9.3  9.4
Materials 8.1  6.9
Communication Services 6.5  6.4
Information Technology 6.6  6.2
Energy 5.5  6.1
Consumer Staples 4.9  5.5
Utilities 3.5  3.5
Real Estate 2.5  2.2
Other and Reserves 3.1  1.7
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE International Value Equity Fund

a new chief executive. Our largest health care sale in the fiscal second half was reducing UK drugmaker AstraZeneca to maintain its relative size within the fund after its shares outperformed. We have a high level of conviction in
AstraZeneca, which is in the midst of a new product cycle. The company was the largest holding at period-end.
What is portfolio management’s outlook?
Concerns about slowing growth and a possible recession picked up in 2022 and will likely weigh on financial markets into next year. Many crosscurrents have made the path forward more challenging, and we believe that stock market volatility will persist into 2023. On the negative side, inflation remains high and may prove stickier than expected, especially in Europe, which could mean higher interest rates for longer. Supply shortages due to China’s coronavirus lockdowns and the war in Ukraine will also worsen inflationary pressures and impact growth forecasts. On the other hand, discretionary spending has rebounded near pre-pandemic levels, and the labor market remains resilient.
Over the long term, we believe that markets may be failing to appreciate the level of fixed capital expenditure—especially in industrials, materials, and energy—that will be required for the energy transition in Europe, factory automation, and the shift toward onshoring in many regions. That spending will prove inflationary, but also an opportunity for stock pickers.
The past year’s pullback has created opportunities for fundamentals-focused investors to purchase quality businesses trading at valuations that we believe more than discount a recession. While international equity valuations have historically traded at a discount to their U.S. peers, we believe that discount has grown too large in some cases. We have observed companies that have not experienced much deterioration in their business fundamentals or earnings punished the same as their struggling peers.
High uncertainty and volatile market conditions underscore the importance of proprietary, fundamental research. Regardless of the overall economic environment, we continue to rely on our disciplined investment process and
T. Rowe Price’s research platform to select fundamentally strong, undervalued companies that we think offer the most compelling upside potential over the long term.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE International Value Equity Fund

PRINCIPAL RISKS
International investing. Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-
U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.
Market conditions. The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other

T. ROWE PRICE International Value Equity Fund

indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE International Value Equity Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/22
AstraZeneca, United Kingdom 2.9%
Roche Holding, Switzerland 2.6
TotalEnergies, France 2.2
ING Groep, Netherlands 1.9
AXA, France 1.8
Nippon Telegraph & Telephone, Japan 1.8
Sanofi, France 1.7
Shell, United Kingdom 1.6
BHP Group, Australia 1.4
Unilever, United Kingdom 1.4
Novartis, Switzerland 1.4
Toyota Motor, Japan 1.4
Airbus, France 1.3
Hitachi, Japan 1.3
Zurich Insurance Group, Switzerland 1.2
Sampo, Finland 1.1
Siemens, Germany 1.1
Imperial Brands, United Kingdom 1.1
GSK, United Kingdom 1.1
Samsung Electronics, South Korea 1.1
Iberdrola, Spain 1.1
BNP Paribas, France 1.1
Bayer, Germany 1.1
Fujitsu, Japan 1.1
Engie, France 1.0
Total 36.8%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Value Equity Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERNATIONAL VALUE EQUITY FUND
Note: Performance for the Advisor, R, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE International Value Equity Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Value Equity
Fund –
.
-20.35% -1.49% 2.88% – –
International Value Equity
Fund–
.
Advisor  Class -20.50 -1.74 2.64 – –
International Value Equity
Fund–
.
R  Class -20.69 -2.00 2.34 – –
International Value Equity
Fund–
.
I  Class -20.18 -1.33 – 1.10% 8/28/15
International Value Equity
Fund–
.
Z  Class -19.63 – – 15.52 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.
International Value Equity Fund 0.79%
International Value Equity Fund–Advisor Class 1.07
International Value Equity Fund–R Class 1.32
International Value Equity Fund–I Class 0.68
International Value Equity Fund–Z Class 0.65
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE International Value Equity Fund

Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Value Equity Fund

INTERNATIONAL VALUE EQUITY FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $887.30 $4.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.62   4.63
Advisor Class
Actual   1,000.00   886.00   5.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.76   5.50
R Class
Actual   1,000.00   885.20   6.37
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.45   6.82
I Class
Actual   1,000.00   887.90   3.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.73   3.52
Z  Class
Actual  1,000.00   891.20   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.91%, the
2
Advisor
Class was 1.08%, the
3
R Class was 1.34%, the
4
I Class was 0.69%, and the
5
Z Class was
0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Value Equity Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Value Equity
Fund –
.
-22.90% -2.60% 2.34% – –
International Value Equity
Fund–
.
Advisor  Class -23.13  -2.85  2.09  – –
International Value Equity
Fund–
.
R  Class -23.29  -3.11  1.81  – –
International Value Equity
Fund–
.
I  Class -22.81  -2.45  – 0.27% 8/28/15
International Value Equity
Fund–
.
Z  Class -22.22  – – 13.37  3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
R ,
4
I , and
5
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 16 .31 $ 11 .54 $ 13 .86 $ 13 .20 $ 15 .30
Investment activities
Net investment income
(1)(2)
0 .43 0 .30 0 .26 0 .38 0 .37
Net realized and unrealized gain/
loss ( 3 .68 ) 4 .66 ( 2 .18 ) 0 .58 ( 2 .12 )
Total from investment activities ( 3 .25 ) 4 .96 ( 1 .92 ) 0 .96 ( 1 .75 )
Distributions
Net investment income ( 0 .37 ) ( 0 .19 ) ( 0 .40 ) ( 0 .30 ) ( 0 .31 )
Net realized gain ( 0 .02 ) — — — ( 0 .04 )
Total distributions ( 0 .39 ) ( 0 .19 ) ( 0 .40 ) ( 0 .30 ) ( 0 .35 )
NET ASSET VALUE
End of period $ 12 .67 $ 16 .31 $ 11 .54 $ 13 .86 $ 13 .20
Ratios/Supplemental Data
Total return
(2)(3)
( 20 .35 ) % 43 .23% ( 14 .38 ) % 7 .58% ( 11 .71 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .89% 0 .79% 0 .81% 0 .81% 0 .81%
Net expenses after waivers/
payments by Price Associates 0 .89% 0 .79% 0 .81% 0 .81% 0 .81%
Net investment income 2 .96% 1 .98% 2 .04% 2 .91% 2 .52%
Portfolio turnover rate 20 .7% 21 .7% 24 .2% 39 .9% 58 .0%
Net assets, end of period (in
millions) $205 $392 $1,049 $8,106 $9,286
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 16 .50 $ 11 .73 $ 14 .11 $ 13 .40 $ 15 .52
Investment activities
Net investment income
(1)(2)
0 .42 0 .32 0 .21 0 .35 0 .30
Net realized and unrealized gain/
loss ( 3 .74 ) 4 .68 ( 2 .20 ) 0 .59 ( 2 .12 )
Total from investment activities ( 3 .32 ) 5 .00 ( 1 .99 ) 0 .94 ( 1 .82 )
Distributions
Net investment income ( 0 .33 ) ( 0 .23 ) ( 0 .39 ) ( 0 .23 ) ( 0 .26 )
Net realized gain ( 0 .02 ) — — — ( 0 .04 )
Total distributions ( 0 .35 ) ( 0 .23 ) ( 0 .39 ) ( 0 .23 ) ( 0 .30 )
NET ASSET VALUE
End of period $ 12 .83 $ 16 .50 $ 11 .73 $ 14 .11 $ 13 .40
Ratios/Supplemental Data
Total return
(2)(3)
( 20 .50 ) % 42 .92% ( 14 .62 ) % 7 .24% ( 11 .96 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1 .08% 1 .07% 1 .09% 1 .09% 1 .07%
Net expenses after waivers/
payments by Price Associates 1 .08% 1 .07% 1 .09% 1 .09% 1 .07%
Net investment income 2 .84% 2 .07% 1 .67% 2 .64% 1 .97%
Portfolio turnover rate 20 .7% 21 .7% 24 .2% 39 .9% 58 .0%
Net assets, end of period (in
thousands) $24,983 $36,712 $30,221 $60,288 $79,171
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 16 .17 $ 11 .50 $ 13 .87 $ 13 .19 $ 15 .31
Investment activities
Net investment income
(1)(2)
0 .38 0 .28 0 .19 0 .30 0 .29
Net realized and unrealized gain/
loss ( 3 .67 ) 4 .59 ( 2 .18 ) 0 .59 ( 2 .13 )
Total from investment activities ( 3 .29 ) 4 .87 ( 1 .99 ) 0 .89 ( 1 .84 )
Distributions
Net investment income ( 0 .29 ) ( 0 .20 ) ( 0 .38 ) ( 0 .21 ) ( 0 .24 )
Net realized gain ( 0 .02 ) — — — ( 0 .04 )
Total distributions ( 0 .31 ) ( 0 .20 ) ( 0 .38 ) ( 0 .21 ) ( 0 .28 )
NET ASSET VALUE
End of period $ 12 .57 $ 16 .17 $ 11 .50 $ 13 .87 $ 13 .19
Ratios/Supplemental Data
Total return
(2)(3)
( 20 .69 ) % 42 .60% ( 14 .86 ) % 6 .96% ( 12 .25 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1 .33% 1 .32% 1 .35% 1 .42% 1 .39%
Net expenses after waivers/
payments by Price Associates 1 .33% 1 .32% 1 .35% 1 .42% 1 .39%
Net investment income 2 .65% 1 .83% 1 .51% 2 .27% 1 .95%
Portfolio turnover rate 20 .7% 21 .7% 24 .2% 39 .9% 58 .0%
Net assets, end of period (in
thousands) $29,692 $35,836 $26,821 $34,988 $54,689
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 16 .22 $ 11 .53 $ 13 .83 $ 13 .19 $ 15 .30
Investment activities
Net investment income
(1)(2)
0 .48 0 .39 0 .26 0 .40 0 .40
Net realized and unrealized gain/
loss ( 3 .68 ) 4 .59 ( 2 .16 ) 0 .57 ( 2 .13 )
Total from investment activities ( 3 .20 ) 4 .98 ( 1 .90 ) 0 .97 ( 1 .73 )
Distributions
Net investment income ( 0 .40 ) ( 0 .29 ) ( 0 .40 ) ( 0 .33 ) ( 0 .34 )
Net realized gain ( 0 .02 ) — — — ( 0 .04 )
Total distributions ( 0 .42 ) ( 0 .29 ) ( 0 .40 ) ( 0 .33 ) ( 0 .38 )
NET ASSET VALUE
End of period $ 12 .60 $ 16 .22 $ 11 .53 $ 13 .83 $ 13 .19
Ratios/Supplemental Data
Total return
(2)(3)
( 20 .18 ) % 43 .58% ( 14 .27 ) % 7 .70% ( 11 .60 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .69% 0 .68% 0 .66% 0 .66% 0 .66%
Net expenses after waivers/
payments by Price Associates 0 .68% 0 .68% 0 .66% 0 .66% 0 .66%
Net investment income 3 .31% 2 .51% 2 .06% 3 .09% 2 .75%
Portfolio turnover rate 20 .7% 21 .7% 24 .2% 39 .9% 58 .0%
Net assets, end of period (in
millions) $671 $834 $207 $2,609 $2,048
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 16 .35 $ 11 .59 $ 9 .21
Investment activities
Net investment income
(2)(3)
0 .57 0 .48 0 .22
Net realized and unrealized gain/loss ( 3 .69 ) 4 .62 2 .16
(4)
Total from investment activities ( 3 .12 ) 5 .10 2 .38
Distributions
Net investment income ( 0 .51 ) ( 0 .34 ) —
Net realized gain ( 0 .02 ) — —
Total distributions ( 0 .53 ) ( 0 .34 ) —
NET ASSET VALUE
End of period $ 12 .70 $ 16 .35 $ 11 .59

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
( 19 .63 ) % 44 .47% 25 .84%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0 .66% 0 .65% 0 .66%
(6)
Net expenses after waivers/payments by Price Associates 0 .00% 0 .00% 0 .00%
(6)
Net investment income 3 .92% 3 .15% 3 .01%
(6)
Portfolio turnover rate 20 .7% 21 .7% 24 .2%
Net assets, end of period (in millions) $8,218 $12,257 $8,798
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE International Value Equity Fund
October 31, 2022
21
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.3%
Common Stocks 4.3%
BHP Group  2,306,305 55,398
BHP Group (GBP)  (1) 3,247,388 77,514
Downer EDI  16,175,273 46,487
Incitec Pivot  9,215,437 22,163
South32  32,695,111 75,011
Suncorp Group  6,046,831 44,233
Worley  7,712,084 70,443
Total Australia (Cost
$383,736
)
391,249
AUSTRIA 1.4%
Common Stocks 1.4%
BAWAG Group  1,692,056 81,685
Erste Group Bank  1,816,557 44,769
Total Austria (Cost
$115,723
)
126,454
BELGIUM 0.5%
Common Stocks 0.5%
KBC Group  878,796 44,041
Total Belgium (Cost
$62,830
)
44,041
BRAZIL 0.4%
Common Stocks 0.4%
EDP  8,447,629 37,728
Total Brazil (Cost
$26,163
)
37,728
CANADA 3.9%
Common Stocks 3.9%
BRP  403,800 26,999
Definity Financial  1,163,097 34,449
Magna International (USD)  (1) 648,095 36,118
Manulife Financial  4,651,700 77,099
National Bank of Canada  863,100 58,767
Sun Life Financial  (1) 1,620,700 68,832
TC Energy  1,172,700 51,510
Total Canada (Cost
$306,657
)
353,774
T. ROWE PRICE International Value Equity Fund

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
CHINA 1.9%
Common Stocks 1.7%
Alibaba Group Holding, ADR (USD)  (2) 549,100 34,912
Baidu, ADR (USD)  (1)(2) 462,300 35,398
Fosun International (HKD)  35,052,500 21,420
JOYY, ADR (USD)  (1) 863,606 21,789
Sinopharm Group, Class H (HKD)  6,884,000 13,060
Yangzijiang Shipbuilding Holdings (SGD)  30,729,200 26,050
152,629
Common Stocks - China A Shares 0.2%
Huayu Automotive Systems, A Shares (CNH)  8,573,707 19,689
19,689
Total China (Cost
$351,151
)
172,318
DENMARK 0.6%
Common Stocks 0.6%
Carlsberg, Class B  479,176 56,421
Total Denmark (Cost
$58,237
)
56,421
FINLAND 1.6%
Common Stocks 1.6%
Kojamo  (1) 1,299,284 16,910
Metso Outotec  3,374,196 25,607
Sampo, Class A  2,297,863 105,076
Total Finland (Cost
$133,668
)
147,593
FRANCE 11.0%
Common Stocks 11.0%
Airbus  1,069,798 115,756
Alstom  2,257,896 46,470
AXA  6,688,724 165,178
BNP Paribas  2,110,042 98,948
Dassault Aviation  360,542 53,547
Engie  7,310,030 94,982
Faurecia  (2) 1,848,875 27,602
Sanofi  1,811,732 155,914
Thales  349,309 44,425
TotalEnergies  3,762,644 205,265
Total France (Cost
$1,041,189
)
1,008,087

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 8.6%
Common Stocks 7.4%
Bayer  1,843,322 96,924
Brenntag  353,253 21,434
Covestro  1,768,992 60,050
Daimler Truck Holding  (2) 2,051,255 54,712
Deutsche Post  1,763,439 62,337
Deutsche Telekom  4,216,626 79,591
Fresenius  1,827,452 42,056
GEA Group  1,184,062 41,388
HeidelbergCement  668,299 30,733
Mercedes-Benz Group  1,077,104 62,345
Siemens  953,079 104,085
Vonovia  798,306 17,651
673,306
Preferred Stocks 1.2%
Dr. Ing. h.c. F. Porsche  (1)(2) 556,779 56,949
Volkswagen  421,104 53,902
110,851
Total Germany (Cost
$964,251
)
784,157
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group  9,218,400 69,827
CK Hutchison Holdings  7,519,500 37,431
Galaxy Entertainment Group  10,016,000 45,760
Hongkong Land Holdings (USD)  8,287,903 31,907
Total Hong Kong (Cost
$254,912
)
184,925
HUNGARY 0.3%
Common Stocks 0.3%
OTP Bank  1,400,060 30,543
Total Hungary (Cost
$52,523
)
30,543
INDIA 1.8%
Common Stocks 1.8%
ICICI Bank, ADR (USD)  (1) 2,884,913 63,584
Indus Towers  14,607,824 32,806
Petronet LNG  7,869,268 19,520

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Shriram Transport Finance  3,560,655 52,860
Total India (Cost
$121,597
)
168,770
ITALY 3.4%
Common Stocks 3.4%
Enel  19,250,725 86,000
Leonardo  5,577,709 44,812
Prysmian  1,646,830 53,601
Stellantis  4,302,738 57,980
UniCredit  5,189,448 64,356
Total Italy (Cost
$378,453
)
306,749
JAPAN 17.3%
Common Stocks 17.3%
Asahi Group Holdings  2,379,400 66,577
Asics  2,000,600 30,657
Astellas Pharma  6,499,700 89,684
Dai-ichi Life Holdings  1,077,200 17,109
DIC  1,582,300 26,567
Fujitsu  836,200 96,212
Hitachi  2,533,700 114,964
MatsukiyoCocokara  1,665,700 60,646
Mitsubishi Electric  5,495,900 48,356
Mitsubishi Estate  3,654,800 45,960
Mitsubishi UFJ Financial Group  17,087,900 80,721
Mitsui Fudosan  3,147,700 60,273
Nippon Sanso Holdings  1,372,400 21,851
Nippon Shokubai  677,500 24,302
Nippon Steel  2,579,200 35,383
Nippon Telegraph & Telephone  5,822,900 160,600
NSK  3,890,000 20,560
ORIX  4,497,100 66,052
Otsuka Holdings  1,851,300 59,343
Persol Holdings  (1) 2,236,900 44,788
Sompo Holdings  1,571,500 65,519
Stanley Electric  1,663,800 28,285
Sumitomo  3,987,600 50,697
Taiheiyo Cement  2,062,700 28,030
Takeda Pharmaceutical  1,928,500 50,930
Tokyo Electron  228,300 60,065
Toyota Motor  8,986,200 124,680
Total Japan (Cost
$1,597,260
)
1,578,811

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 6.5%
Common Stocks 6.5%
AerCap Holdings (USD)  (2) 1,409,397 75,276
Akzo Nobel  1,054,797 65,118
ASML Holding  195,622 91,764
ING Groep  17,997,591 177,089
Koninklijke DSM  264,406 31,102
Koninklijke Philips  4,650,974 58,997
Prosus  1,163,932 50,331
Signify  1,603,204 44,417
Total Netherlands (Cost
$710,847
)
594,094
PORTUGAL 0.9%
Common Stocks 0.9%
Banco Comercial Portugues, Class R  123,838,011 17,644
Galp Energia  6,163,677 62,580
Total Portugal (Cost
$118,500
)
80,224
RUSSIA 0.0%
Common Stocks 0.0%
Gazprom  (3) 12,742,080 —
Total Russia (Cost
$54,960
)
—
SINGAPORE 0.9%
Common Stocks 0.9%
United Overseas Bank  4,423,236 86,779
Total Singapore (Cost
$68,472
)
86,779
SOUTH KOREA 1.7%
Common Stocks 1.7%
KT  102,101 2,622
KT, ADR (USD)  (1) 3,795,124 48,236
Samsung Electronics  2,468,395 102,734
Total South Korea (Cost
$126,548
)
153,592
SPAIN 1.3%
Common Stocks 1.3%
Iberdrola  9,736,514 99,013

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Indra Sistemas  (1) 2,731,171 24,427
Total Spain (Cost
$95,672
)
123,440
SWEDEN 2.0%
Common Stocks 2.0%
LM Ericsson, Class B  14,503,672 80,631
Millicom International Cellular, SDR  (1)(2) 2,498,018 27,112
Swedbank, Class A  4,964,006 74,004
Total Sweden (Cost
$262,915
)
181,747
SWITZERLAND 6.0%
Common Stocks 6.0%
Novartis  1,579,221 127,745
Roche Holding  710,723 235,817
UBS Group  4,960,172 78,639
Zurich Insurance Group  250,126 106,597
Total Switzerland (Cost
$412,839
)
548,798
TAIWAN 0.8%
Common Stocks 0.8%
Taiwan Semiconductor Manufacturing  5,891,000 70,823
Total Taiwan (Cost
$22,843
)
70,823
UNITED KINGDOM 18.8%
Common Stocks 18.8%
Amcor, CDI (AUD)  4,152,096 48,219
ASOS  (1)(2) 2,093,115 13,478
AstraZeneca, ADR (USD)  4,438,900 261,052
boohoo Group  (1)(2) 15,634,506 7,266
British American Tobacco  1,671,437 66,011
Burberry Group  2,624,672 54,691
Direct Line Insurance Group  16,452,972 38,014
Great Portland Estates  4,908,585 28,935
GSK, ADR (USD)  (1) 3,100,493 102,843
Haleon, ADR (USD)  (1)(2) 3,539,642 21,663
HSBC Holdings  16,421,060 84,274
Imperial Brands  4,224,738 102,911
Informa  6,741,813 42,958
InterContinental Hotels Group  (1) 960,483 51,607
Investec  5,686,248 28,498
Lloyds Banking Group  138,147,983 66,348

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Mondi  1,504,796 25,248
Next  713,828 40,317
Prudential  5,947,865 55,254
Rolls-Royce Holdings  (2) 64,392,391 57,751
Shell  5,270,255 145,994
Smiths Group  3,161,746 56,635
Standard Chartered  3,730,104 22,286
Taylor Wimpey  32,808,191 35,273
Unilever  2,897,787 131,717
Vodafone Group  49,448,276 57,726
WPP  8,511,899 74,906
Total United Kingdom (Cost
$2,072,718
)
1,721,875
UNITED STATES 0.4%
Common Stocks 0.4%
NXP Semiconductors  247,576 36,166
Total United States (Cost
$17,759
)
36,166
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 3.21%  (4)(5) 93,787,751 93,788
Total Short-Term Investments (Cost $93,788) 93,788
SECURITIES LENDING COLLATERAL 1.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 3.21%  (4)(5) 165,947,508 165,948
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 165,948
Total Securities Lending Collateral (Cost $165,948) 165,948
Total Investments in Securities
101.1% of Net Assets
(Cost $10,072,159) $ 9,248,894

T. ROWE PRICE International Value Equity Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at October 31, 2022.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.21% $ — $ — $ 2,273++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 2,273+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
T. Rowe Price Government
Reserve Fund, 3.21% $ 533,859  ¤   ¤ $ 259,736
T. Rowe Price Short-Term Fund 145,122   ¤   ¤ —
Total $ 259,736^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $2,273 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $259,736.

T. ROWE PRICE International Value Equity Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $10,072,159) $ 9,248,894
Dividends receivable 24,416
Foreign currency (cost $13,149) 12,674
Receivable for investment securities sold 6,352
Due from affiliates 4,494
Receivable for shares sold 2,800
Other assets 40,259
Total assets 9,339,889
Liabilities
Obligation to return securities lending collateral 165,948
Payable for shares redeemed 20,086
Investment management fees payable 4,841
Payable to directors 2
Other liabilities 565
Total liabilities 191,442
NET ASSETS $ 9,148,447

T. ROWE PRICE International Value Equity Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,446,311)
Paid-in capital applicable to 720,729,545 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 10,594,758
NET ASSETS $ 9,148,447
NET ASSET VALUE PER SHARE
Investor Class
($204,690,431 / 16,157,529 shares outstanding) $ 12.67
Advisor Class
($24,982,508 / 1,946,627 shares outstanding) $ 12.83
R Class
($29,692,107 / 2,361,950 shares outstanding) $ 12.57
I Class
($670,987,807 / 53,250,361 shares outstanding) $ 12.60
Z Class
($8,218,094,296 / 647,013,078 shares outstanding) $ 12.70

T. ROWE PRICE International Value Equity Fund
Statement of Operations

($000s)
Year
Ended
10/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $41,466) $ 411,083
Other, non cash 42,979
Securities lending 2,732
Total income 456,794
Expenses
Investment management 73,859
Shareholder servicing
Investor Class $ 726
Advisor Class 55
R Class 59
I Class 257 1,097
Rule 12b-1 fees
Advisor Class 78
R Class 168 246
Prospectus and shareholder reports
Investor Class 26
I Class 1
Z Class 4 31
Custody and accounting 2,317
Legal and audit 68
Registration 59
Directors 30
Miscellaneous 415
Waived / paid by Price Associates (69,084)
Total expenses 9,038
Net investment income 447,756

T. ROWE PRICE International Value Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $153) 50,249
Foreign currency transactions (7,356)
Net realized gain 42,893
Change in net unrealized gain / loss
Securities (2,988,526)
Other assets and liabilities denominated in foreign currencies (5,361)
Change in net unrealized gain / loss (2,993,887)
Net realized and unrealized gain / loss (2,950,994)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (2,503,238)

T. ROWE PRICE International Value Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 447,756 $ 398,357
Net realized gain 42,893 478,465
Change in net unrealized gain / loss (2,993,887) 3,522,922
Increase (decrease) in net assets from operations (2,503,238) 4,399,744
Distributions to shareholders
Net earnings
Investor Class (9,406) (11,979)
Advisor Class (787) (609)
R Class (692) (463)
I Class (21,864) (13,425)
Z Class (397,705) (255,630)
Decrease in net assets from distributions (430,454) (282,106)
Capital share transactions
*
(1)
Shares sold
Investor Class 83,587 162,633
Advisor Class 4,656 6,372
R Class 7,692 5,242
I Class 156,645 551,691
Z Class 840,319 1,942,255
Distributions reinvested
Investor Class 8,624 11,530
Advisor Class 775 600
R Class 692 463
I Class 21,822 13,322
Z Class 397,705 255,630
Shares redeemed
Investor Class (195,266) (1,145,988)
Advisor Class (9,409) (12,616)
R Class (5,972) (7,411)
I Class (146,419) (99,576)
Z Class (2,639,008) (2,357,485)
Decrease in net assets from capital share
transactions (1,473,557) (673,338)

T. ROWE PRICE International Value Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Net Assets
Increase (decrease) during period (4,407,249) 3,444,300
Beginning of period 13,555,696 10,111,396
End of period $ 9,148,447 $ 13,555,696
*Share information (000s)
(1)
Shares sold
Investor Class 5,599 10,608
Advisor Class 316 418
R Class 521 344
I Class 10,701 38,999
Z Class 56,360 127,021
Distributions reinvested
Investor Class 561 814
Advisor Class 50 42
R Class 45 33
I Class 1,430 947
Z Class 26,011 18,130
Shares redeemed
Investor Class (14,059) (78,331)
Advisor Class (644) (811)
R Class (420) (493)
I Class (10,294) (6,509)
Z Class (185,079) (154,583)
Decrease in shares outstanding (108,902) (43,371)
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Value Equity Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks. The fund has five classes of shares:
the International Value Equity Fund (Investor Class), the International Value Equity
Fund–Advisor Class (Advisor Class), the International Value Equity Fund–R Class
(R Class), the International Value Equity Fund–I Class (I Class) and the International
Value Equity Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services.
The Advisor Class and R Class each operate under separate Board-approved Rule
12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor,
I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE International Value Equity Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25%
and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2022, the fund realized
$71,352,000 of net gain on $340,138,000 of in-kind redemptions.

T. ROWE PRICE International Value Equity Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE International Value Equity Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of

T. ROWE PRICE International Value Equity Fund

the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 737,037 $ 8,141,270 $ — $ 8,878,307
Preferred Stocks — 110,851 — 110,851
Short-Term Investments 93,788 — — 93,788
Securities Lending Collateral 165,948 — — 165,948
Total $ 996,773 $ 8,252,121 $ — $ 9,248,894

T. ROWE PRICE International Value Equity Fund

are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2022, the value of loaned securities was
$155,730,000; the value of cash collateral and related investments was $165,948,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $2,322,659,000 and $3,321,449,000, respectively, for the year ended
October 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, the character of net currency losses, the character of income on passive foreign investment companies, and the differences in treatment of corporate actions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 430,454 $ 282,106

T. ROWE PRICE International Value Equity Fund

At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies, and the differences in treatment of corporate actions. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the
($000s)
Cost of investments $ 10,185,995
Unrealized appreciation $ 1,573,122
Unrealized depreciation (2,516,005)
Net unrealized appreciation (depreciation) $ (942,883)
($000s)
Undistributed ordinary income $ 345,590
Net unrealized appreciation (depreciation) (942,883)
Loss carryforwards and deferrals (849,018)
Total distributable earnings (loss) $ (1,446,311)

T. ROWE PRICE International Value Equity Fund

extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place

T. ROWE PRICE International Value Equity Fund

indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $82,000 remain subject to repayment by the fund at October 31, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended October 31, 2022, expenses incurred pursuant to these service agreements were $107,000 for Price Associates; $382,000 for T. Rowe Price Services, Inc.; and
$61,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2022, the fund was charged $223,000 for shareholder servicing costs related to the college
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 02/29/24 N/A
(Waived)/repaid during the period ($000s) $(63) $(69,021)

T. ROWE PRICE International Value Equity Fund

savings plans, of which $111,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At October 31,
2022, approximately 53% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price
Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity

T. ROWE PRICE International Value Equity Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE International Value Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Value Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Value Equity Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the
"Fund") as of October 31, 2022, the related statement of operations for the year ended
October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Value Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Value Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $16,621,000 from short-term capital gains.
For taxable non-corporate shareholders, $407,667,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
The fund will pass through foreign source income of $431,281,000 and foreign taxes paid of $32,269,000.

T. ROWE PRICE International Value Equity Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE International Value Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE International Value Equity Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE International Value Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE International Value Equity Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, International Funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Value Equity Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Value Equity Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, Jr., CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Value Equity Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Value Equity Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Value Equity Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Value Equity Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun A. Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Value Equity Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Value Equity Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202212-2401512
F127-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$24,349	$23,048
Audit-Related Fees	-	-
Tax Fees	-	2,840
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022